Stock-Based Compensation (Details 2) (Warrant, USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Warrant
Number of Warrants - Outstanding	11,099,739	293,092	0
Number of Warrants - Warrants issued to note holders		225,259
Number of Warrants - Warrants issued to note holders		4,039,184
Number of Warrants - Warrants issued to related party		39,117
Number of Warrants - Warrants issued in private placement	5,276,280	6,287,679
Number of Warrants - Warrants issued to placement agents			41,424
Number of Warrants - Warrants issued to placement agent	1,576,937	290,861	233,334
Number of Warrants - Warrants issued to placement agent			18,334
Number of Warrants - Warrants issued for investor relations	105,000	66,667
Number of Warrants - Warrants exercised		(100,550)
Number of Warrants - Warrants forfeited		(41,570)
Number of Warrants - Warrants cancelled	(59,758)
Number of Warrants - Outstanding	17,998,198	11,099,739	293,092	0
Weighted Average Exercise Price - Outstanding	$ 2.21	$ 2.21	$ 0
Weighted Average Exercise Price - Warrants issued to note holders		$ 1.89
Weighted Average Exercise Price - Warrants issued to note holders		$ 1.98
Weighted Average Exercise Price - Warrants issued to related party		$ 7.50
Weighted Average Exercise Price - Warrants issued in private placement	$ 2.50	$ 2.34
Weighted Average Exercise Price - Warrants issued to placement agents			$ 2.03
Weighted Average Exercise Price - Warrants issued to placement agent	$ 2.50	$ 1.56	$ 2.03
Weighted Average Exercise Price - Warrants issued to placement agent			$ 4.95
Weighted Average Exercise Price - Warrants issued for investor relations	$ 1.65	$ 3.34
Weighted Average Exercise Price - Warrants exercised		$ 1.17
Weighted Average Exercise Price - Warrants forfeited		$ 1.17
Weighted Average Exercise Price - Warrants cancelled	$ 2.92
Weighted Average Exercise Price - Outstanding	$ 2.31	$ 2.21	$ 2.21	$ 0
Weighted Average Remaining Contractual Life - Outstanding	3 years	3 years 7 months 6 days	4 years 1 month 6 days	0 years